Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long term Debt, Net of Current Portion

	September 30,	December 31,
	2020	2019
(in thousands)
First lien term loans	$2,448,123	$2,467,529
Second lien term loans	760,000	760,000
Account receivable securitization facility	120,000	—
Notes payable and deferred obligations	3,360	2,053

	3,331,483	3,229,582
Less: current portion	26,170	27,655
Less: debt issuance costs	17,964	29,840

Long-term debt, net of current portion	$3,287,349	$3,172,087

	December 31,
	2019	2018
(in thousands)
First lien term loan	$2,467,529	$2,493,404
Second lien term loan	760,000	760,000
Notes payable and deferred obligations	2,053	1,139

	3,229,582	3,254,543
Less: current portion	27,655	26,348
Less: debt issuance costs	29,840	46,730

Long-term debt, net of current portion	$3,172,087	$3,181,465

Summary of Future Minimum Principal Payments on Long-term Debt

As of September 30, 2020, the Company’s future minimum principal payments on long-term debt were as follows:

(in thousands)
The remainder of 2020	$6,737
2021	2,441,702
2022	760,039
2023	120,043
2024	24
Thereafter	2,938

Total future minimum principal payments	$3,331,483

Future minimum principal payments on long-term debt are as follows:

(in thousands)
For the fiscal years ending December 31,
2020	$27,655
2021	2,441,707
2022	760,047
2023	43
2024	23
Thereafter	107

Total future minimum principal payments	$3,229,582